Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
gas & low carbon energy
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	$ (9)	$ 4	$ 16	$ 26
oil production & operations
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	(7)	(6)	(6)	9
customers & products
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	2,162	887	5,637	2,492
Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	0	68	0	156
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	12,477	4,903	(7,954)	10,431
Replacement Cost Profit (Loss) Before Interest And Taxation	12,456	4,872	(7,941)	10,413
Profit (loss) from operating activities	14,602	5,825	(2,294)	13,096
Finance costs	556	682	1,220	1,405
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits	(17)	5	(37)	11
Profit (loss) before tax	14,063	5,138	(3,477)	11,680
UNITED STATES
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	3,322	955	5,599	2,862
Non-US
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	9,134	3,917	(13,540)	7,551
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	2,737	927	1,213	4,357
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	7,237	3,118	11,068	4,597
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	3,531	640	5,512	1,574
Other Business And Corporate, Non-Segment | Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	(1,028)	218	(25,747)	(97)
Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments		218		(97)
Inventory Holding Gains (Losses)		68		156
Profit (loss) from operating activities		286		59
Consolidation adjustments and eliminations
Disclosure of operating segments [line items]
Consolidation adjustment - UPII	$ (21)	$ (31)	$ 13	$ (18)